Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets
	December 31, 2016	December 31, 2015
Deferred tax assets:
Net operating loss carryover	$8,854,900	$8,007,900
Depreciation	-	247,900
Related party accrual	179,400	113,400
Capital Loss Carryover	5,500	5,500
Deferred tax liabilities
Depreciation	(197,200)	-
Valuation allowance	(8,842,600)	(8,374,700)
Net deferred tax asset	$-	$-
Net deferred tax asset	$-	$-

Schedule of Federal Income Tax Rate
	December 31, 2016	December 31, 2015
Book income (loss)	$(3,350,700)	$2,119,100
Grant income	(7,100)	(7,100)
Depreciation	(25,300)	(41,500)
Intangible asset impairment	12,100	-
Related party accrual	65,900	(516,100)
Meals and entertainment	1,600	1,600
Stock for services	341,300	113,900
Options expense	229,600	9,700
Non-cash interest expense	1,976,300	581,500
Other non-deductable expenses	(90,600)	(3,112,100)
Valuation allowance	846,900	851,000
Income tax expense	$-	$-